Matthews Asia Small Companies Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 95.7%

	Shares	Value

CHINA/HONG KONG: 36.3%
Silergy Corp.	109,000	$8,990,491
SITC International Holdings Co., Ltd.	2,089,000	7,109,506
Innovent Biologics, Inc.[b,c,d]	591,500	6,049,398
Ginlong Technologies Co., Ltd. A Shares	257,110	5,968,201
Airtac International Group	160,000	5,707,214
Peijia Medical, Ltd.[b,c,d]	1,627,000	5,203,907
Centre Testing International Group Co., Ltd. A Shares	949,174	4,136,373
ASM Pacific Technology, Ltd.	269,200	3,445,140
Yantai China Pet Foods Co., Ltd. A Shares	449,300	3,060,508
Hua Hong Semiconductor, Ltd.[b,c,d]	460,000	2,530,207
Daqo New Energy Corp. ADR[c]	32,000	2,416,000
Asymchem Laboratories (Tianjin) Co., Ltd. A Shares	49,114	2,171,813
Flat Glass Group Co., Ltd. H Shares	698,000	2,131,106
Kingdee International Software Group Co., Ltd.	673,000	2,110,521
Hongfa Technology Co., Ltd. A Shares	264,400	1,996,099
OPT Machine Vision Tech Co., Ltd. A Shares[c]	52,973	1,921,736
RemeGen Co., Ltd. H Shares[b,c,d]	151,500	1,895,133
Jiumaojiu International Holdings, Ltd.[b,c,d]	456,000	1,828,074
Yihai International Holding, Ltd.	168,000	1,752,798
AK Medical Holdings, Ltd.[b,d]	1,304,000	1,668,356
Winning Health Technology Group Co., Ltd. A Shares	651,280	1,638,508
Jacobio Pharmaceuticals Group Co., Ltd.[b,c,d]	759,900	1,577,789
Provident Acquisition Corp.[c]	150,000	1,524,000
Ever Sunshine Lifestyle Services Group, Ltd.[d]	592,000	1,496,981
Sichuan Teway Food Group Co., Ltd. A Shares	189,410	1,398,838
Pharmaron Beijing Co., Ltd. H Shares[b,d]	68,500	1,302,173
Yidu Tech, Inc.[b,c,d]	273,000	1,246,639
Chindata Group Holdings, Ltd. ADR[c]	75,200	1,243,808
InnoCare Pharma, Ltd.[b,c,d]	449,000	1,055,429

Total China/Hong Kong		84,576,746

INDIA: 23.7%
Shriram City Union Finance, Ltd.	597,909	11,178,067
Phoenix Mills, Ltd.[c]	707,606	7,588,776
Dr. Lal PathLabs, Ltd.[b,d]	141,286	5,238,111
Marico, Ltd.	811,880	4,578,371
Ashok Leyland, Ltd.	2,724,103	4,248,692
Lemon Tree Hotels, Ltd.[b,c,d]	8,322,730	4,230,968
Galaxy Surfactants, Ltd.[d]	111,515	3,890,065
Finolex Cables, Ltd.	715,944	3,745,559
Indian Railway Catering & Tourism Corp., Ltd.	126,809	3,047,353
Crompton Greaves Consumer Electricals, Ltd.	443,924	2,387,117
GMR Infrastructure, Ltd.[c]	6,885,633	2,295,324
IFB Industries, Ltd.[c]	114,523	1,746,018
Shankara Building Products, Ltd.	162,916	917,930

Total India		55,092,351

TAIWAN: 14.4%
Andes Technology Corp.	383,000	7,822,477
Yageo Corp.	228,000	4,462,197
ASMedia Technology, Inc.	77,000	4,064,585
Accton Technology Corp.	394,000	3,830,528
Formosa Sumco Technology Corp.	736,000	3,520,617
M31 Technology Corp.	263,000	2,971,767
Sporton International, Inc.	338,000	2,914,099

	Shares	Value
Realtek Semiconductor Corp.	123,000	$2,147,228
Voltronic Power Technology Corp.	48,001	1,872,128

Total Taiwan		33,605,626

SOUTH KOREA: 9.5%
Hugel, Inc.[c]	40,153	6,350,786
Eugene Technology Co., Ltd.	117,101	4,636,651
Wonik IPS Co., Ltd.	92,371	4,249,818
Ecopro BM Co., Ltd.	19,244	2,790,214
Koh Young Technology, Inc.	21,921	2,235,801
KINX, Inc.	26,956	1,787,231

Total South Korea		22,050,501

INDONESIA: 4.3%
PT Bank Tabungan Negara Persero	34,396,300	4,081,119
PT Mitra Adiperkasa[c]	62,690,100	3,192,798
PT Summarecon Agung[c]	40,616,100	2,637,800

Total Indonesia		9,911,717

VIETNAM: 2.4%
Nam Long Investment Corp.	1,949,055	2,962,619
FPT Corp.	406,460	1,373,147
Saigon Cargo Service Corp.	196,750	1,116,977

Total Vietnam		5,452,743

PHILIPPINES: 2.0%
Wilcon Depot, Inc.	8,215,500	3,016,284
Cebu Air, Inc.[c]	1,665,800	1,549,626

Total Philippines		4,565,910

THAILAND: 1.3%
Kasikornbank Public Co., Ltd.	662,900	3,082,631

Total Thailand		3,082,631

UNITED STATES: 1.1%
Legend Biotech Corp. ADR[c]	90,059	2,613,512

Total United States		2,613,512

SINGAPORE: 0.4%
Keppel DC, REIT	504,700	1,013,512

Total Singapore		1,013,512

MALAYSIA: 0.3%
MR DIY Group M BHD[b,d]	788,100	783,063

Total Malaysia		783,063

TOTAL INVESTMENTS: 95.7%		222,748,312
(Cost $169,031,791)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 4.3%		9,998,931

NET ASSETS: 100.0%		$232,747,243

1	MATTHEWS ASIA FUNDS

Matthews Asia Small Companies Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $34,609,247, which is 14.87% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

BHD	Berhad

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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